Financial Instruments (Details 1) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Total accounts receivable	$ 1,643,959	$ 739,248
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Current	872,100	140,746
Total trade accounts receivable	1,557,552	659,009
Other receivables	86,407	80,239
Total accounts receivable	1,643,959	739,248
Accounts Receivables [Member] | One To Thirty [Member]
IfrsStatementLineItems [Line Items]
Current	335,357	423,153
Accounts Receivables [Member] | Thirty One Days Older [Member]
IfrsStatementLineItems [Line Items]
Current	$ 350,094	$ 95,110